Intangible assets excluding goodwill	12 Months Ended
Dec. 31, 2019
Intangible assets excluding goodwill [Abstract]
Disclosure of intangible assets excluding goodwill [Text block]

12Intangible assets excluding goodwill

The changes were as follows:

Philips Group

Intangible assets excluding goodwill

in millions of EUR

2019

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2019
Cost	689	2,421	2,400	2,103	532	684	168	8,997
Amortization/ impairments	(484)	(1,488)	(1,330)	(1,483)	(51)	(480)	(93)	(5,408)
Book value	205	934	1,070	621	481	204	75	3,589
Changes in book value:
Additions		-	28	(1)	338	129	4	497
Assets available for use				296	(296)		-	1
Acquisitions	3	56	24			-	(5)	77
Amortization	(31)	(119)	(127)	(229)		(75)	(6)	(587)
Impairments	-	-	(66)	(96)	(8)	-		(171)
Translation differences and other	7	20	32	-	8	-	(9)	59
Total changes	(21)	(44)	(110)	(29)	41	54	(16)	(124)
Balance as of December 31, 2019
Cost	709	2,476	2,491	2,387	578	784	154	9,579
Amortization/ impairments	(524)	(1,587)	(1,530)	(1,795)	(56)	(527)	(94)	(6,113)
Book Value	184	890	961	592	523	257	59	3,466

Philips

Intangible assets excluding goodwill

in millions of EUR

2018

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2018
Cost	670	2,342	1,985	1,848	487	605	105	8,042
Amortization/ impairments	(392)	(1,338)	(1,161)	(1,262)	(51)	(431)	(84)	(4,720)
Book value	278	1,004	824	586	436	174	21	3,322

Changes in book value:
Additions		7	14		295	92	1	408
Assets available for use				256	(256)
Acquisitions	11	17	330			0	56	415
Amortization	(34)	(114)	(116)	(221)		(59)	(4)	(549)
Impairments	(52)	(16)	(9)	(16)	(1)	(5)	(2)	(101)
Translation differences	3	36	27	15	8	2	3	94
Total changes	(72)	(70)	246	34	45	30	53	267
Balance as of December 31, 2018
Cost	689	2,421	2,400	2,103	532	684	168	8,997
Accumulated amortization	(484)	(1,488)	(1,330)	(1,483)	(51)	(480)	(93)	(5,408)
Book Value	205	934	1,070	621	481	204	75	3,589

Acquisitions in 2019 involved Intangible assets of EUR 77 million in aggregate (2018: EUR 415 million ). For more information, please refer to Acquisitions and divestments. Impairments in 2019 were EUR 171 million. The most notable impairments are mainly in the Diagnosis & Treatment segment, which include product development in business Diagnostic Imaging of EUR 56 million, product development in business Enterprise Diagnostic Informatics of EUR 34 million and the CardioProlific technology of EUR 50 million. These impairments are the result of a revision of strategies in the respective businesses. The amortization of intangible assets is specified in Income from operations.

The expected useful lives of the intangible assets excluding goodwill are as follows:

Philips Group

Expected useful lives of intangible assets excluding goodwill in years

Brand names	2-20
Customer relationships	2-25
Technology	3-20
Other	1-10
Software	1-10
Product development	3-7

The weighted average expected remaining life of brand names, customer relationships, technology and other intangible assets is 8.2 years as of December 31, 2019 (2018: 9.3 years).

The most notable intangible asset as of December 31, 2019 relates to the Spectranetics customer relationships and technology with a carrying value of EUR 333 million and EUR 252 million and a remaining amortization period of 18 years and 13 years respectively. The most notable intangible asset of December 31, 2018 relates to Sleep & Respiratory Care customer relationships with a carrying value of EUR 278 million and a remaining amortization period of 5 years.